LICENSES, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Amortization of license			$ 4,603
Coroware, Inc. and Subsidiaries [Member]
Amortization of license	$ 7,904
Common Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Amortization of license	$ 7,904